Indebtedness (Narrative) (Details) (USD $)	9 Months Ended			9 Months Ended		9 Months Ended							12 Months Ended	9 Months Ended					0 Months Ended	9 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended		0 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Revolving Credit Facility [Member]	Jan. 31, 2013 Revolving Credit Facility [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Minimum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Minimum [Member] Base Rate [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Minimum [Member] LIBOR [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Maximum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Maximum [Member] Base Rate [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Maximum [Member] LIBOR [Member]	Sep. 30, 2013 Arbors River Oaks [Member]	Dec. 31, 2012 Arbors River Oaks [Member]	Sep. 30, 2013 Arbors River Oaks [Member] Revolving Credit Facility [Member]	Sep. 30, 2013 St. James At Goose Creek [Member]	Sep. 30, 2013 The Pointe At Canyon Ridge [Member]	Sep. 30, 2012 The Pointe At Canyon Ridge [Member]	Sep. 30, 2013 Creekstone At RTP [Member]	Sep. 03, 2013 The Estates At Maitland [Member]	Sep. 30, 2013 The Estates At Maitland [Member]	Jun. 30, 2013 The Estates At Maitland [Member]	Sep. 30, 2013 Vintage At Madison Crossing [Member]	May 16, 2013 Woodfield St. James [Member]	May 17, 2013 Woodfield Creekstone [Member]	Sep. 30, 2013 Talison Row [Member]	Sep. 30, 2012 Talison Row [Member]	Aug. 26, 2013 Talison Row [Member]	Sep. 30, 2013 Fountains Southend [Member]	Sep. 24, 2013 Fountains Southend [Member]	Sep. 24, 2013 Fountains Southend [Member] LIBOR [Member]	Sep. 24, 2013 Fountains Southend [Member] Minimum [Member]	Sep. 30, 2013 Estates At Millenia [Member]	Sep. 03, 2013 Estates At Millenia [Member]
Debt Instrument [Line Items]
Note payable issued as consideration for purchase of business	$ 98,322,000																					$ 11,400,000
Total indebtedness	253,755,806		133,245,422												19,000,000	25,800,000		23,300,000		4,200,000			19,000,000	23,300,000			33,600,000		30,000,000				35,000,000
Senior secured credit facility					14,000,000
Credit facility term				3 years
Credit facility accordian feature, additional borrowing capacity				66,000,000
Credit facility accordian feature, maximum borrowing capacity				80,000,000
Credit facility borrowings				2,500,000										10,500,000
Repayment of mortgage loan													9,000,000
Prepayment penalty	1,014,036	269,479										700,000				300,000
Credit facility, outstanding borrowings				13,000,000
Credit facility, amount available				500,000
Credit facility, spread on interest rate							1.50%	2.50%		2.25%	3.25%									3.50%										4.75%
Weighted average interest rate	4.41%		4.87%	3.51%
Commitment fee				0.25%		0.25%			0.35%										0.50%
Maximum total indebtedness to total asset value ratio				70.00%
Minimum adjusted EBITDA to fixed charges ratio				1.15%
Minimum tangible net worth				26,954,678
Maximum investment in joint ventures as a percentage of total asset value				15.00%
Maximum investment in assets under development as a percentage of total asset value				15.00%
Maximum investment in mortgage loans, mezzanine loans and notes receivable as a percentage of total asset value				5.00%
Maximum investment in land assets as a percentage of total asset value				17.50%
Interest rate	4.41%														3.75%	4.10%		3.88%			6.75%	4.19%					4.06%				5.75%
Interest only payment period															24 months		24 months	36 years		1 year		12 months				36 months
Mortgage note payable, maturity date															Jun. 01, 2025	Jun. 01, 2025		Jun. 10, 2023				Apr. 01, 2023			Sep. 10, 2023			Mar. 24, 2014				Jun. 03, 2014
Required fee upon maturity																													200,000				200,000
Deferred financing costs, net	$ 3,434,330		$ 2,166,209																	$ 100,000
Basis spread on variable rate							1.50%	2.50%		2.25%	3.25%									3.50%										4.75%